Share-based compensation - Text details (Detail)	1 Months Ended	12 Months Ended
	Jan. 31, 2013	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of share-based compensation [Line items]
Share-based compensation costs		€ 122,000,000		€ 95,000,000
Percentage of additional premium shares	20.00%
Top of range [Member]
Disclosure of share-based compensation [Line items]
Share-based compensation costs					€ 82,000,000
EUR [Member]
Disclosure of share-based compensation [Line items]
Weighted average remaining contractual life of outstanding share options		3.0				3.0
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested		€ 33.4
EUR [Member] | Top of range [Member]
Disclosure of share-based compensation [Line items]
Expense from share-based payment transactions with employees		151,000,000
Employee stock purchase plan		€ 7,000,000
USD [Member]
Disclosure of share-based compensation [Line items]
Weighted average remaining contractual life of outstanding share options		2.5				2.5
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested		€ 31.1
Combined Lumileds and Automotive Lighting businesses [Member] | EUR [Member] | Top of range [Member]
Disclosure of share-based compensation [Line items]
Share-based compensation costs		€ 42,000,000
Performance share plans [Member]
Disclosure of share-based compensation [Line items]
Risk free interest rate, share options granted		(0.60%)	(0.60%)
Expected volatility, share options granted		23.00%	23.00%
Performance share plans [Member] | Top of range [Member]
Disclosure of share-based compensation [Line items]
Comparison group for performance shares		20	20	20	21
Cost recognition period (weighted average)		1.7	1.7
Performance share plans [Member] | EUR [Member]
Disclosure of share-based compensation [Line items]
Dividend declared on outstanding shares | shares		402,240	402,240
Performance share plans [Member] | EUR [Member] | Top of range [Member]
Disclosure of share-based compensation [Line items]
Unrecognized compensation costs related to non-vested shares		€ 103,000,000
Performance share plans [Member] | USD [Member]
Disclosure of share-based compensation [Line items]
Dividend declared on outstanding shares | shares		258,493	258,493
Restricted shares [Member]
Disclosure of share-based compensation [Line items]
Percentage of additional premium shares		20.00%	20.00%
Restricted shares [Member] | Top of range [Member]
Disclosure of share-based compensation [Line items]
Unrecognized compensation costs related to non-vested shares		€ 40,000,000
Restricted shares [Member] | EUR [Member]
Disclosure of share-based compensation [Line items]
Dividend declared on outstanding shares | shares		83,184	83,184
Restricted shares [Member] | USD [Member]
Disclosure of share-based compensation [Line items]
Dividend declared on outstanding shares | shares		79,537	79,537
Restricted shares [Member] | Philips Group [Domain] | Top of range [Member]
Disclosure of share-based compensation [Line items]
Cost recognition period (weighted average)		1.4	1.4
Option plans [Member] | EUR [Member]
Disclosure of share-based compensation [Line items]
Weighted average remaining contractual life of outstanding share options		3.0				3.0
Option plans [Member] | EUR [Member] | Bottom of range [Member]
Disclosure of share-based compensation [Line items]
Exercise price of outstanding share options		€ 12.63
Option plans [Member] | EUR [Member] | Top of range [Member]
Disclosure of share-based compensation [Line items]
Exercise price of outstanding share options		32.04
Option plans [Member] | Philips Group [Domain] | EUR [Member]
Disclosure of share-based compensation [Line items]
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested		29,000,000		€ 20,000,000	€ 21,000,000
Aggregate intrinsic value of liabilities from share-pased payments		33,000,000
Cash received from exercises		128,000,000		65,000,000	72,000,000
Tax deductions realized as a result of option exercises		€ 5,000,000		2,000,000	€ 3,000,000
Option plans [Member] | Philips Group [Domain] | USD [Member]
Disclosure of share-based compensation [Line items]
Weighted average remaining contractual life of outstanding share options		2.5				2.5
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested | $						$ 22,000,000	$ 6,000,000	$ 8,000,000
Aggregate intrinsic value of liabilities from share-pased payments | $			$ 31,000,000
Option plans [Member] | Philips Group [Domain] | USD [Member] | Bottom of range [Member]
Disclosure of share-based compensation [Line items]
Exercise price of outstanding share options | $						16.76
Option plans [Member] | Philips Group [Domain] | USD [Member] | Top of range [Member]
Disclosure of share-based compensation [Line items]
Exercise price of outstanding share options | $						$ 44.15
Accelerate options [Member] | Philips Group [Domain] | EUR [Member]
Disclosure of share-based compensation [Line items]
Weighted average remaining contractual life of outstanding share options		4.2				4.2
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested		€ 6,000,000		4,000,000
Aggregate intrinsic value of liabilities from share-pased payments		7,000,000
Cash received from exercises		8,000,000		9,000,000
Tax deductions realized as a result of option exercises		300,000		€ 300,000
Accelerate options [Member] | Philips Group [Domain] | EUR [Member] | Bottom of range [Member]
Disclosure of share-based compensation [Line items]
Exercise price of outstanding share options		15.24
Accelerate options [Member] | Philips Group [Domain] | EUR [Member] | Top of range [Member]
Disclosure of share-based compensation [Line items]
Exercise price of outstanding share options		€ 22.43
Accelerate options [Member] | Philips Group [Domain] | USD [Member]
Disclosure of share-based compensation [Line items]
Weighted average remaining contractual life of outstanding share options		4.1				4.1
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested | $						$ 1,000,000	$ 1,000,000
Aggregate intrinsic value of liabilities from share-pased payments | $			$ 3,000,000
Exercise price of outstanding share options | $						$ 20.02